CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Revenue
From unrelated party	$ 158,908,596	$ 164,052,372	$ 293,100,705	$ 288,518,287	$ 600,465,272	$ 454,868,809
From related party	1,574,887	1,646,404	3,161,914	3,496,351	7,573,098	20,153,720
Revenue	160,483,483	165,698,776	296,262,619	292,014,638	608,038,370	475,022,529
Cost of revenue	(155,720,612)	(162,139,025)	(285,946,421)	(284,508,440)	(589,318,547)	(456,446,007)
Gross profit	4,762,871	3,559,751	10,316,198	7,506,198	18,719,823	18,576,522
General and administrative expenses	(956,224)	(321,022)	(1,508,185)	(1,110,390)	(1,603,272)	(2,408,214)
Selling expense	(134,884)	0	(400,988)	(5,599)
Other operation expenses	0	0	(500,337)	0
Income from operations	3,671,763	3,238,729	7,906,688	6,390,209	17,116,551	16,168,308
Interest income	2,706	1,705	4,755	3,254	8,619	5,047
Interest expense	(325,219)	(828,487)	(888,390)	(1,400,867)	(2,382,054)	(876,492)
Other expenses	35,445	(2,562)	13,983	(9,405)	(39,008)	(9,598)
Total other income and expenses	(287,068)	(829,344)	(869,652)	(1,407,018)	(2,412,443)	(881,043)
Income before income taxes	3,384,695	2,409,385	7,037,036	4,983,191	14,704,108	15,287,265
Income tax expense	(1,028,510)	(622,817)	(1,974,876)	(1,282,954)	(3,509,860)	(3,951,602)
Net income	2,356,185	1,786,568	5,062,160	3,700,237	11,194,248	11,335,663
Net Income per share - basic and diluted					$ 1.12	$ 1.14
Earnings per share basic	$ 0.22	$ 0.18	$ 0.49	$ 0.37
Earnings per share diluted	$ 0.22	$ 0.18	$ 0.48	$ 0.37
Weighted average shares outstanding - basic and diluted					10,001,401	9,965,068
Weighted average shares outstanding basic	10,641,811	10,000,000	10,346,114	10,000,000
Weighted average shares outstanding diluted	10,642,105	10,000,000	10,454,153	10,000,000
Net income	2,356,185	1,786,568	5,062,160	3,700,237	11,194,248	11,335,663
Other comprehensive income	42,747	779,449	402,245	1,068,105	1,953,352	1,359,726
Comprehensive income	$ 2,398,932	$ 2,566,017	$ 5,464,405	$ 4,768,342	$ 13,147,600	$ 12,695,389